Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Loss (in million(s) (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$859,155	$751,681	$406,557	$329,546	$26.7	$8.3
2023	667,777	677,665	362,573	371,343	37.1	7.7
2022	468,757	387,948	285,294	251,325	20.6	16.5

Named Executive Officers, Footnote [Text Block]
(3)	Mr. Charles A. Scheiwe, our former Chief Financial Officer, and Mr. Mason comprised the non-PEO NEOs for fiscal year ended June 30, 2023 and 2022. On March 1, 2024, Mr. Scheiwe stepped down as the Company’s Chief Financial Officer and Corporate Secretary. For purposes of this disclosure, the non-PEOs for fiscal year ended June 30, 2024 comprised of Mr. Schiewe, Mr. Royal and Mr. Mason.

PEO Total Compensation Amount	[1]	$ 859,155	$ 667,777	$ 468,757
PEO Actually Paid Compensation Amount	[2]	751,681	677,665	387,948
Non-PEO NEO Average Total Compensation Amount	[3]	406,557	362,573	285,294
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 329,546	371,343	251,325
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	PEO			Average for Non-PEO NEOs
Fiscal Year	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	$859,155	$667,777	$468,757	$406,557	$362,573	$285,294
Deduction Amounts Reported under the “Stock Awards” and “Option Awards” in the SCT	(484,155)	(230,542)	(138,702)	(136,490)	(110,511)	(58,305)
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	485,539	256,560	57,893	96,831	122,982	24,336
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(81,391)	8,022	-	(11,182)	6,456	-
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(27,467)	4,784	-	(26,170)	2,011	-
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year		(28,946)	-		(12,168)	-
Compensation Actually Paid	$751,681	$677,655	$387,948	$329,546	$371,343	$251,325

(3)	Mr. Charles A. Scheiwe, our former Chief Financial Officer, and Mr. Mason comprised the non-PEO NEOs for fiscal year ended June 30, 2023 and 2022. On March 1, 2024, Mr. Scheiwe stepped down as the Company’s Chief Financial Officer and Corporate Secretary. For purposes of this disclosure, the non-PEOs for fiscal year ended June 30, 2024 comprised of Mr. Schiewe, Mr. Royal and Mr. Mason.

Equity Valuation Assumption Difference, Footnote [Text Block]
(4)	Represents Total Shareholder Return (“TSR”) calculated for each fiscal year representing overall appreciation in $100 of investment in the Company stock during the respective one-year period.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to Mr. Dutt and the average amount of compensation actually paid to our other named executive officers as a group during the periods presented are positively correlated. We utilize certain performance measures to align executive compensation with our performance. Part of the compensation our named executive officers are eligible to receive consists of annual cash bonuses which are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement of performance objectives. We also view stock options, which are an integral part of our executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of our common stock increases, and if the executive officer continues in our employment over the vesting period. These stock option awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.

Total Shareholder Return Amount	[4]	$ 26.7	37.1	20.6
Net Income (Loss) Attributable to Parent	[5]	$ 8,300,000	$ 7,000,000	$ 16,500,000
PEO Name		Mr. Dutt	Mr. Dutt	Mr. Dutt
Additional 402(v) Disclosure

Required Disclosure of the Relationship Between Compensation Actually Paid And Financial Performance Measures

As required by Item 402(v) of Regulation S-K, we are providing the following information to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, Compensation Actually Paid for purposes of the tabular disclosure were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable fiscal years. Under Item 402(v)(8), SRCs must provide this relationship description for the following performance measures:

●	Cumulative TSR for the company shown in column (f); and
●	The company’s net income (loss) shown in column (g).

Deduction Amounts Reported under the "Stock Awards" and "Option Awards" in the SCT [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (484,155)	$ (230,542)	$ (138,702)
Deduction Amounts Reported under the "Stock Awards" and "Option Awards" in the SCT [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(136,490)	(110,511)	(58,305)
Add Fair Value as of End of Covered Fiscal Year of All Awards Granted During Covered Fiscal Year Outstanding and Unvested as of End of Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		485,539	256,560	57,893
Add Fair Value as of End of Covered Fiscal Year of All Awards Granted During Covered Fiscal Year Outstanding and Unvested as of End of Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		96,831	122,982	24,336
Add Amount Equal to Change as of End of Covered Fiscal Year in Fair Value (Whether Positive or Negative) of Any Awards Granted in Any Prior Fiscal Year Outstanding and Unvested as of End of Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(81,391)	8,022
Add Amount Equal to Change as of End of Covered Fiscal Year in Fair Value (Whether Positive or Negative) of Any Awards Granted in Any Prior Fiscal Year Outstanding and Unvested as of End of Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,182)	6,456
Add Amount Equal to Change as of Vesting Date in Fair Value of Any Awards Granted in Any Prior Fiscal Year for which All Applicable Vesting Conditions were Satisfied at End of or During Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(27,467)	4,784
Add Amount Equal to Change as of Vesting Date in Fair Value of Any Awards Granted in Any Prior Fiscal Year for which All Applicable Vesting Conditions were Satisfied at End of or During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(26,170)	2,011
Subtract, for Any Awards Granted in Any Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year, Amount Equal to Fair Value at End of Prior Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(28,946)
Subtract, for Any Awards Granted in Any Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year, Amount Equal to Fair Value at End of Prior Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,168)
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		859,155	667,777	468,757
PEO Actually Paid Compensation Amount		751,681	677,655	387,948
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		406,557	362,573	285,294
Non-PEO NEO Average Compensation Actually Paid Amount		$ 329,546	$ 371,343	$ 251,325

[1]	Total compensation from Summary Compensation Table. Mr. Dutt was our PEO for each year presented.
[2]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
[3]	Mr. Charles A. Scheiwe, former Chief Financial Officer, and Mr. Mason comprised the non-PEO NEOs for fiscal year ended June 30, 2023. Mr. Royal and Mr. Mason comprised the non-PEO NEOs for fiscal year ended June 30, 2024.
[4]	Represents Total Shareholder Return (“TSR”) calculated for each fiscal year representing overall appreciation in $100 of investment in the Company stock during the respective one-year period.
[5]	Amounts represent the net loss reflected in the Company’s consolidated audited financial statements for the applicable fiscal year.